ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Allowance for doubtful accounts receivable	$ 209,533	$ 152,471